RBC FUNDS TRUST

Access Capital Community Investment Fund

Supplement dated July 7, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

The fourth sentence in the eighth paragraph on page 59 of the SAI is deleted in its entirety and replaced with the following:

The Trust monitors the recipients’ trading in Access Fund shares in an effort to ensure the information is not being misused.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE